General and Operating Expenses (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
General and Operating Expenses [Line Items]
General and operating expenses		₪ 3,405	[1]	₪ 3,911	₪ 4,024
Terminal equipment and materials [Member]
General and Operating Expenses [Line Items]
General and operating expenses		737		855	831
Interconnectivity and payments to domestic and international operators [Member]
General and Operating Expenses [Line Items]
General and operating expenses		789		805	825
Maintenance of buildings and sites [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2]	286		584	605
Marketing and general expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses		581		615	709
Services and maintenance by sub-contractors [Member]
General and Operating Expenses [Line Items]
General and operating expenses		277		260	261
Vehicle maintenance expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses	[2]	82		156	164
Content services expenses [Member]
General and Operating Expenses [Line Items]
General and operating expenses		₪ 653		₪ 636	₪ 629

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	See Note 3.a for information about early adoption of IFRS 16, Leases.